Commitments and Contingencies (Details) (Final court approval, Thompson and Manzo cases, USD $) In Millions, unless otherwise specified	Dec. 29, 2013
Final court approval | Thompson and Manzo cases
Legal Actions
Loss accrual amount	$ 3.0